12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of income tax provision
	2012	2011	2010

Income tax benefit computed at Canadian statutory rates	$82,216	$210,177	$404,600
Stock-based compensation	(530)	(164,926)	(393,200)

	81,686	45,251	11,400
Change in future income taxes resulting from enacted tax rate reduction	(37,530)	(9,483)	(4,300)
Change in valuation allowance	(44,156)	(35,768)	(7,100)

Income tax provision	$–	$–	$–

Components of future income tax assets
	2012	2011

Non-capital losses	$418,850	$351,843
Oil and gas property interests	243,242	133,630
	662,092	485,473

Appropriate tax rate	25%	25%

Income tax asset	165,524	121,368
Valuation allowance	(165,524)	(121,368)

	$–	$–

Summary of accumulated non-capital losses

2014	$5,147
2015	56,870
2026	35,162
2027	73,391
2028	73,625
2029	38,149
2030	32,373
2031	37,126
2032	67,007

$419,850